Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 35,750	$ 30,878	$ 24,771	$ 20,716	$ 23,756	$ 16,670	$ 15,375	$ 13,947	$ 12,178	$ 10,318	$ 10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 35,750	30,878	24,771	20,716	23,756	16,670	15,375	13,947	12,178	10,318	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 28,320	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 28,320	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 18,788	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 18,788	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 16,003	13,881	12,334	12,121	16,224	11,514	11,918	11,775	10,883	8,795	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg Barclays U.S. Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Index
Account Value	$ 11,288	10,719	10,549	10,773	11,815	12,194	11,051	10,308	10,373	10,604	10,000
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 13,367	12,503	11,949	11,767	13,713	13,274	12,122	10,949	11,040	10,794	10,000
Bloomberg Barclays U.S. Securitized Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Account Value	$ 11,475	10,766	10,516	10,675	11,728	11,751	11,114	10,449	10,435	10,442	10,000
Bloomberg Municipal 1-3 Yr Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Account Value	$ 11,564	11,139	10,816	10,702	10,927	10,820	10,557	10,280	10,195	10,144	10,000
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Account Value	$ 12,225	11,817	11,564	11,295	12,010	11,698	11,241	10,613	10,555	10,545	10,000
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value	$ 16,571	15,184	13,802	12,678	14,479	12,772	12,514	11,505	11,302	10,189	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,437	12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713	10,765	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,437	$ 12,300	$ 11,917	$ 11,549	$ 12,632	$ 12,126	$ 11,610	$ 10,880	$ 10,713	$ 10,765	$ 10,000